Treasury Shares - Additional Information (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2021 CNY (¥) shares	Feb. 28, 2021 USD ($) shares	Feb. 29, 2020 CNY (¥) shares	Feb. 29, 2020 USD ($) shares
Equity [Abstract]
Repurchase of aggregate ordinary shares	970,788	970,788	970,788	970,788
Cash consideration of repurchase of aggregate ordinary shares	¥ 27,899	$ 4,310	¥ 27,899	$ 4,310